PIMCO Funds

Supplement Dated October 7, 2005 to the

Prospectus for D Class Shares of the PIMCO Municipal Bond Funds

dated October 1, 2005

The following amendment to the prospectus reflects the substitution of John Cummings for Mark V. McCray as portfolio manager for the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund.

Effective immediately, the table on page 17 is replaced, in its entirety, with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond California Municipal Bond	John Cummings	10/05 10/05

Senior Vice President, PIMCO. He joined PIMCO in 2002. Prior to joining PIMCO, he served as Vice President of Municipal Trading at Goldman, Sachs & Co. Mr. Cummings joined Goldman, Sachs & Co. in 1997.

Municipal Bond New York Municipal Bond Short Duration Municipal Income	Mark V. McCray	4/00 4/00 4/00

Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman, Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders.

PIMCO Funds

Supplement Dated October 7, 2005 to the

Prospectus for A, B and C Class Shares of the PIMCO Municipal Bond Funds

dated October 1, 2005

The following amendment to the prospectus reflects the substitution of John Cummings for Mark V. McCray as portfolio manager for the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund.

Effective immediately, the table on page 16 is replaced, in its entirety, with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond California Municipal Bond	John Cummings	10/05 10/05

Senior Vice President, PIMCO. He joined PIMCO in 2002. Prior to joining PIMCO, he served as Vice President of Municipal Trading at Goldman, Sachs & Co. Mr. Cummings joined Goldman, Sachs & Co. in 1997.

Municipal Bond New York Municipal Bond Short Duration Municipal Income	Mark V. McCray	4/00 4/00 4/00

Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman, Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders.

PIMCO Funds

Supplement Dated October 7, 2005 to the

Prospectus for Institutional and Administrative Class Shares of the PIMCO Bond Funds dated October 1, 2005

The following amendment to the prospectus reflects the substitution of John Cummings for Mark V. McCray as portfolio manager for the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund.

Effective immediately, the following change is made to the table on page 70:

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond California Municipal Bond	John Cummings	10/05 10/05

Senior Vice President, PIMCO. He joined PIMCO in 2002. Prior to joining PIMCO, he served as Vice President of Municipal Trading at Goldman, Sachs & Co. Mr. Cummings joined Goldman, Sachs & Co. in 1997.

Municipal Bond New York Municipal Bond Short Duration Municipal Income	Mark V. McCray	4/00 4/00 4/00

Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman, Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders.

PIMCO Funds

Supplement Dated October 7, 2005 to the

Statement of Additional Information

dated October 1, 2005

Effective immediately, the following paragraph is inserted following the table on pages 57-58 of the Statement of Additional Information in the subsection titled Other Accounts Managed in the section titled Portfolio Managers:

On September 30, 2005 John Cummings was named portfolio manager to the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund. Mr. Cummings manages two registered investment management companies, the California Intermediate Municipal Bond Fund with assets of approximately $18 Million and the California Municipal Bond Fund with assets of  approximately $129 Million. Mr. Cummings also manages ten separate accounts with assets totaling approximately $865 Million. Mr. Cummings does not manage any other pooled investment vehicles and none of the Funds or accounts he manages charge a performance-based fee.

Also, the following paragraph is inserted after the table on pages 60-61 of the Statement of Additional Information in the subsection titled Securities Ownership in the section titled Portfolio Manager:

Mr. John Cummings who manages the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund does not own any shares of the two Funds.